Significant Accounting Policies - Summary of Amortization of Intangible Assets With Limited Useful Life (Detail)	12 Months Ended
Dec. 31, 2017
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 - 6 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	6 years
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	5 - 10 years
Others [member]
Disclosure of detailed information about intangible assets [line items]
Estimated Useful Life	2 - 50 years